Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEO ($)(1)	Average Compensation Actually Paid to Non-PEO NEO ($)(1)	Total Shareholder Return ($)(1)	Peer Group Total Shareholder Return ($)(1)(2)	Net Income ($)(1)	Company-Selected Measure (Adjusted Operating Margin) (%)(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025(4)	19,657,541	23,897,459	3,164,084	3,707,375	120.10	106.32	719.0	8.5%
2024(4)	14,722,878	(7,601,858)	2,400,750	(9,520)	106.45	92.33	(485.6)	9.2%
2023(4)	17,271,266	17,672,602	3,122,065	3,402,833	133.67	105.04	1,171.3	12.0%
2022(4)	13,350,453	25,100,778	3,122,828	4,771,244	145.11	114.99	874.7	10.3%
2021(4)	11,181,748	11,598,468	2,857,547	2,484,180	116.13	124.51	901.5	9.1%

Company Selected Measure Name	Adjusted operating margin
Named Executive Officers, Footnote	Eric P. Hansotia was the Company’s PEO for all the years reflected above. The individuals comprising the Non-PEO NEOs for each year presented are noted below:
•2025 - Damon J. Audia, Torsten R.W. Dehner, Luis F.S. Felli and Timothy O. Millwood
•2024 - Damon J. Audia, Robert B. Crain, Seth H. Crawford and Timothy O. Millwood
•2023 - Damon J. Audia, Robert B. Crain, Torsten R.W. Dehner and Luis F.S. Felli
•2022 - Damon J. Audia, Andrew H. Beck, Robert B. Crain, Torsten R.W. Dehner and Hans-Bernd Veltmaat
•2021 - Andrew H. Beck, Robert B. Crain, Torsten R.W. Dehner and Hans-Bernd Veltmaat

Peer Group Issuers, Footnote	The peer group for purposes of Peer Group Total Shareholder Return is the MVIS Global Agribusiness Index.
PEO Total Compensation Amount	$ 19,657,541	$ 14,722,878	$ 17,271,266	$ 13,350,453	$ 11,181,748
PEO Actually Paid Compensation Amount	$ 23,897,459	(7,601,858)	17,672,602	25,100,778	11,598,468
Adjustment To PEO Compensation, Footnote

	PEO	OTHER NEOs
Fiscal Year	2025	2025
Summary Compensation Table Total	$19,657,541	$3,164,084
- Change in Pension Value in Summary Compensation Table	(757,459)	(95,597)
+ Pension Service Cost	—	33,795
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(13,215,922)	(1,460,323)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	19,287,557	2,131,227
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	356,408	44,185
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested during Fiscal Year	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during Fiscal Year	(1,430,666)	(109,996)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions during Fiscal Year	—	—
Compensation Actually Paid	$23,897,459	$3,707,375

Non-PEO NEO Average Total Compensation Amount	$ 3,164,084	2,400,750	3,122,065	3,122,828	2,857,547
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,707,375	(9,520)	3,402,833	4,771,244	2,484,180
Adjustment to Non-PEO NEO Compensation Footnote

	PEO	OTHER NEOs
Fiscal Year	2025	2025
Summary Compensation Table Total	$19,657,541	$3,164,084
- Change in Pension Value in Summary Compensation Table	(757,459)	(95,597)
+ Pension Service Cost	—	33,795
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(13,215,922)	(1,460,323)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	19,287,557	2,131,227
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	356,408	44,185
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested during Fiscal Year	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during Fiscal Year	(1,430,666)	(109,996)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions during Fiscal Year	—	—
Compensation Actually Paid	$23,897,459	$3,707,375

Compensation Actually Paid vs. Total Shareholder Return

AGCO CORPORATION CAP VS TSR

PEO CAP ($M)	Avg NEO CAP ($M)	AGCO TSR	MVIS Global Agribusiness Index TSR

Compensation Actually Paid vs. Net Income

AGCO CORPORATION CAP VS NET INCOME

PEO CAP ($M)	Avg NEO CAP ($M)	Net Income ($M)

Compensation Actually Paid vs. Company Selected Measure

AGCO CORPORATION CAP VS ADJUSTED OPERATING MARGIN

PEO CAP ($M)	Avg NEO CAP ($M)	Adjusted Operating Margin

Total Shareholder Return Vs Peer Group

AGCO CORPORATION CAP VS TSR

PEO CAP ($M)	Avg NEO CAP ($M)	AGCO TSR	MVIS Global Agribusiness Index TSR

Tabular List, Table

Most Important Company Performance Measures for Determining NEO Compensation
Adjusted operating margin(1)
RONA(1)
Revenue growth

Total Shareholder Return Amount	$ 120.10	106.45	133.67	145.11	116.13
Peer Group Total Shareholder Return Amount	106.32	92.33	105.04	114.99	124.51
Net Income (Loss)	$ 719,000,000.0	$ (485,600,000)	$ 1,171,300,000	$ 874,700,000	$ 901,500,000
Company Selected Measure Amount	0.085	0.092	0.120	0.103	0.091
PEO Name	Eric P. Hansotia	Eric P. Hansotia	Eric P. Hansotia	Eric P. Hansotia
Additional 402(v) Disclosure	All balances are whole numbers except for net income, which are in millions.Adjusted operating margin and RONA are non-GAAP measures, and a reconciliation is provided to the closest U.S. GAAP measure at the end of this proxy statement. The reconciliation does not account for the exclusion of the TAFE litigation and effects of North America tariffs, which are described in the 2025 Annual Incentive Payouts section in the “Compensation Discussion and Analysis.”
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted operating margin(1)
Non-GAAP Measure Description	Adjusted operating margin is a non-GAAP measure, and a reconciliation is provided to the closest U.S. GAAP measure at the end of this proxy statement. For 2025, 7.7% represents what our adjusted operating margin would have been before any adjustments related to TAFE litigation and effects of North America tariffs. As a result of the Company’s Talent and Compensation Committee’s determination that TAFE litigation and effects of North America tariffs should be excluded from the calculation, the adjusted operating margin metric that was attained for purposes of our AIP in 2025 was 8.5%. The exclusion is further described in the 2025 Annual Incentive Payouts section in the “Compensation Discussion and Analysis.”
Measure:: 2
Pay vs Performance Disclosure
Name	RONA(1)
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue growth
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (757,459)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,215,922)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,287,557
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	356,408
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,430,666)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(95,597)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,795
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,460,323)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,131,227
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,185
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(109,996)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0